Provisions for Other Liabilities and Charges - Summary of Provisions for Other Liabilities and Charges (Detail) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 106
Exchange differences	(7)
Charged to income statement	4
Released to income statement	(7)
Utilised	(16)
Ending balance	80
Deferred consideration [member]
Disclosure of other provisions [line items]
Beginning balance	56
Exchange differences	(5)
Utilised	(6)
Ending balance	45
Property [member]
Disclosure of other provisions [line items]
Beginning balance	4
Disposal through business disposal	(1)
Ending balance	3
Disposals and closures [member]
Disclosure of other provisions [line items]
Beginning balance	10
Utilised	(2)
Disposal through business disposal	3
Ending balance	11
Legal and other [member]
Disclosure of other provisions [line items]
Beginning balance	36
Exchange differences	(2)
Charged to income statement	4
Released to income statement	(7)
Utilised	(8)
Disposal through business disposal	(2)
Ending balance	£ 21